PREPAID EXPENSES	12 Months Ended
Jun. 27, 2020
PREPAID EXPENSES
Note 4. PREPAID EXPENSES

As of June 27, 2020 and June 29, 2019, prepaid expenses consist of the following:

	2020	2019

Prepaid Expenses	$3,962,686	$9,471,692
Prepaid Rent	-	2,077,771
Prepaid Insurance	700,078	2,348,441

Total Prepaid Expenses	$4,662,764	$13,897,904